Long-term investments (Tables)	12 Months Ended
Dec. 31, 2021
Long-term investments
Schedule of Long-Term Investments

(In thousands)	December 31, 2020	December 31, 2021
Equity interests without a readily determinable fair value:
Balance at beginning of the year	26,365	26,734
Additions	—	4,627
Net unrealized gains on investments held	794	—
Exchange difference	369	134
Less: Impairment loss on long-term investments	(794)	—
Balance at end of the year	26,734	31,495

Schedule of Equity Investments, Percentage of Ownership of Common Share

	Percentage of ownership of
	shares as of December 31,
Investee	2020	2021
Equity method investments:
Zhuhai Qianyou Technology Co., Ltd. (“Zhuhai Qianyou”) (note a)	19.00%	—
Shenzhen Mojingou Information Services Co., Ltd.	28.77%	28.77%
Equity interests without a readily determinable fair value:
Guangzhou Yuechuan Network Technology Co., Ltd.	9.30%	9.30%
Chengdu Diting Technology Co., Ltd.	12.74%	12.74%
Shanghai Guozhi Electronic Technology Co., Ltd.	16.80%	16.80%
Guangzhou Hongsi Network Technology Co., Ltd.	19.90%	19.90%
Xiamen Diensi Network Technology Co., Ltd.	14.25%	14.25%
11.2 Capital I, L.P.	2.03%	2.03%
Cloudtropy	9.69%	9.69%
Lexiang Technology Co., Ltd. (formerly named as “Shanghai Lexiang Technology Co., Ltd.") ("Lexiang") (note b)	7.81%	6.93%
Hangzhou Feixiang Data Technology Co., Ltd.	28.00%	28.00%
Shenzhen Meizhi Interactive Technology Co., Ltd.	9.40%	9.40%
Beijing Yunhui Tianxia Technology Co., Ltd.	13.70%	13.70%
Yingshi Innovation Technology Co., Ltd. (formerly named as “Shenzhen Arashi Vision Interative Technology Co., Ltd.”)	8.73%	8.73%
Beijing Cloudin Technology Co., Ltd.	4.12%	4.12%
Quanxun Huiju Networking Technology (Beijing) Co., Ltd. ("Quanxun Huiju")	5.40%	5.40%
Blue Bayread Limited (“Blue Bayread”) (note c)	—	1.63%
Clapper Media Group Inc. (“Clapper”) (note d)	—	10.00%
Beijing Yunshang Hemei Culture Media Co., Ltd. (“Yunshang Hemei”) (note e)	—	10.00%